Supplementary Financial Statement Information (Details) - Schedule of Financial Income and Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial expenses:
Financial expenses related to liabilities in respect of business combinations	$ 775	$ 1,081	$ 3,539
Interest expenses on loans and borrowings	18,540	9,837	6,249
Financial costs related to Debentures	3,928	3,775	6,948
Interest expenses attributed to IFRS 16	7,195	4,822	4,873
Derivatives loss	2,991	1,193
Bank charges, negative foreign exchange differences and other financial expenses	8,705	6,508	8,385
Financial expenses	42,134	27,216	29,994
Financial income:
Income from marketable securities and embedded derivative			3,338
PPP loan forgiveness		1,465
Interest income from deposits, positive foreign exchange differences and other financial income	13,800	5,821	2,651
Financial income	13,800	7,286	5,989
Financial expenses, net	$ 28,334	$ 19,930	$ 24,005